Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value [Abstract]
Fair Value
17. Fair Value
In accordance with FASB ASC 820, “Fair Value Measurements and Disclosures”, the following table represents the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2011 and December 31, 2010:

	Level 2	Level 2
	June 30, 2011	December 31, 2010
	($ thousands)	($ thousands)
Derivative instruments (short term)	$7,155	$22,940
Derivative instruments (long term)	6,895	11,166

Total	$14,050	$34,106

Some of the Company’s financial instruments are not measured at fair value on a recurring basis but are recorded at amounts that approximate fair value due to their liquid or short-term nature, such as cash and cash equivalents, receivables and payables.
We have determined that it is not practical to estimate the fair value of our notes payable because of their unique nature and the costs that would be incurred to obtain an independent valuation. We do not have comparable outstanding debt on which to base an estimated current borrowing rate or other discount rate for purposes of estimating the fair value of the notes payable and we have not been able to develop a valuation model that can be applied consistently in a cost efficient manner. These factors all contribute to the impracticability of estimating the fair value of the notes payable. At June 30, 2011, the carrying value of the notes payable and accrued interest was $26.7 million.

18. Fair Value
     In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, the following table represents the Company’s fair value hierarchy for its financial liabilities measured at fair value on a recurring basis as of December 31, 2010:

Level 2
2010
(In thousands)
Derivative instruments (short term)	$22,940
Derivative instruments (long term)	11,166

Total	$34,106

     The derivative instruments were valued using the market approach, which is considered Level 2 because it uses inputs other than quoted prices in active markets that are either directly or indirectly observable. Accordingly, the derivatives were valued using the Black-Scholes model. See Note 9 for significant observable inputs used in the Black-Scholes model.